Leases - Lessor, Operating Lease, Payments to be Received (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 24
2023	24
2024	24
2025	24
2026	24
Thereafter	168
Total lease payments	$ 288